Ordinary shares, share premium, and other equity - Narrative (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) redemption issuance £ / shares shares		Dec. 31, 2023 GBP (£) issuance redemption shares		Dec. 31, 2022 GBP (£) shares		May 09, 2024 £ / shares shares	Dec. 31, 2021 GBP (£)
Par value per share (in GBP per share) | £ / shares	£ 0.25
Repurchase of shares	£ 1,760		£ 1,257		£ 1,508
Equity	£ 72,481		£ 71,864		£ 69,260			£ 70,041
Ordinary shares
Number of shares outstanding (in shares) | shares	14,420		15,155		15,871
Par value per share (in GBP per share) | £ / shares	£ 0.25						£ 0.25
Shares authorized for repurchase (in shares) | shares							1,513
Repurchase of shares (in shares) | shares	818		837
Ordinary share capital | Ordinary shares
Repurchase of shares	£ 205		£ 209
Equity	3,605		3,789		£ 3,968
AT1 securities issuance	0		0
Other equity instruments
Repurchase of shares			0
Equity	12,075	[1]	13,259	[1]	£ 13,284	[1]		£ 12,259
AT1 securities issuance	£ 1,598		£ 3,140
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Number of convertible instruments issued | issuance	2		3
AT1 securities issuance	£ 1,598		£ 3,140
Issuance costs	£ 6		£ 10
Number of convertible instruments redeemed | redemption	2		2
Notional contract amount	£ 2,753		£ 3,170

[1]	For further details refer to Note 27.